Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2024
Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani is Co-Portfolio Manager of Fidelity® Balanced Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Kirpalani has worked as a research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of Fidelity® Balanced Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
BAL-K-PSTK-1224-131 1.878258.131	December 5, 2024
Supplement to the
Fidelity® Balanced Fund
October 30, 2024
Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani is Co-Portfolio Manager of Fidelity® Balanced Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Kirpalani has worked as a research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of Fidelity® Balanced Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
BAL-PSTK-1224-144 1.468108.144	December 5, 2024
Supplement to the
Fidelity® Balanced K6 Fund
October 30, 2024
Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani is Co-Portfolio Manager of Fidelity® Balanced K6 Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Kirpalani has worked as a research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of Fidelity® Balanced K6 Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
BAL-K6-PSTK-1224-110 1.9897416.110	December 5, 2024